Other income and other losses	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Other income and other losses
16.	Other income and other losses

Other income

	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Impairment gain on contract assets	1,439	(722)	2,158
Investment income	1,488	(8,504)	2,863
Fait value gain on short term investment	1,451	248	-
Compensation income	1,855	193	7,796
Amounts waived by payees	-	676	-
Reversal of allowance for doubtful accounts	(4,699)	(6,225)	10,841
Subsidy income from PRC government	8,724	14,730	9,088
Gain on disposal of property, plant and equipment	943	-	-

	11,201	396	32,746